Consolidated Statements of Recognised Income and Expense - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	€ 13,744	€ 12,183	€ 10,764
OTHER RECOGNISED INCOME AND EXPENSE	(2,339)	614	(2,660)
Items that will not be reclassified to profit or loss	219	(964)	(399)
Actuarial gains and losses on defined benefit pension plans	(584)	(1,038)	(56)
Non-current assets held for sale	0	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(3)	(5)	17
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	447	(162)	(497)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	20	(29)	18
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(20)	29	(18)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	277	(120)	88
Income tax relating to items that will not be reclassified	82	361	49
Items that may be reclassified to profit or loss	(2,558)	1,578	(2,261)
Hedges of net investments in foreign operations (effective portion)	420	(1,888)	(2,467)
Revaluation gains (losses)	420	(1,888)	(2,467)
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Exchanges differences	(3,047)	1,017	3,658
Revaluation gains (losses)	(3,047)	1,009	3,658
Amounts transferred to income statement	0	8	0
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	558	2,592	(3,016)
Revaluation gains (losses)	(698)	(30)	(1,762)
Amounts transferred to income statement	1,256	2,622	(1,254)
Transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(493)	858	(2,086)
Revaluation gains (losses)	(447)	852	(2,591)
Amounts transferred to income statement	(46)	6	(99)
Other reclassifications	0	0	604
Non-current assets held for sale	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Share of other recognised income and expense of investments	(108)	19	85
Income tax relating to items that may be reclassified to profit or loss	112	(1,020)	1,565
Total recognised income and expenses for the year	11,405	12,797	8,104
Attributable to non-controlling interests	709	1,401	1,410
Attributable to the parent	€ 10,696	€ 11,396	€ 6,694